Organization and Principal Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization and Principal Activities (Details) [Line Items]
Ordinary shares	0.0001
Addition paid-in capital (in Dollars)	$ 9,513
Basic		335,164,567
Diluted			240,029,717
Equity interests	94.66%
Pubco Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Class B ordinary shares	32,715,010
Class A ordinary shares	32,715,010
Pubco Class B Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Class B ordinary shares	207,314,707
Class A ordinary shares	207,314,707